Related Party Balances and Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Exquisite Elite Limited [Member]
Schedule of Related Parties [Line Items]
Due from related parties, Relationship		Shareholder
Due from related parties, Nature		Advances to payment of professional fee
Due from related parties, Amount			$ 6,228
Due to related parties, Relationship		Shareholder
Due to related parties, Nature		Advances to payment of professional fee
Due to related parties, Amount			25,160
Mr. Hui Wang [Member]
Schedule of Related Parties [Line Items]
Due from related parties, Relationship		Senior employee
Due from related parties, Nature		Advances for operational purpose
Due from related parties, Amount			189,222
Mr. Jinlong Yang [Member]
Schedule of Related Parties [Line Items]
Due from related parties, Relationship		Chairman and Chief Executive Officer
Due from related parties, Nature		Advances for operational purpose
Due from related parties, Amount			233,432
Due to related parties, Relationship		CEO
Due to related parties, Nature		Advances for operational purpose
Due to related parties, Amount		$ 3,974,318	2,758,395
Mr. Mingzhu Logistics [Member]
Schedule of Related Parties [Line Items]
Due from related parties, Relationship		Mr. Jinlong Yang’s family member as sole shareholder
Due from related parties, Nature		Lending with no interests
Due from related parties, Amount		$ 1,279,069	1,300,712
Related Party [Member]
Schedule of Related Parties [Line Items]
Due from related parties, Amount		1,279,069	1,729,594
Due to related parties, Amount		$ 6,825,203	8,211,968
MingZhu Logistics [Member]
Schedule of Related Parties [Line Items]
Due to related parties, Relationship		Mr. Jinlong Yang’s family member as sole shareholder
Due to related parties, Nature		Lending with no interests
Due to related parties, Amount			998
Mr. Jingwei Zhang [Member]
Schedule of Related Parties [Line Items]
Due to related parties, Relationship		Chief Financial Officer
Due to related parties, Nature		Advances for operational purpose
Due to related parties, Amount			75,021
Lihui Wang [Member]
Schedule of Related Parties [Line Items]
Due to related parties, Relationship	[1]	Manager of Feipeng
Due to related parties, Nature	[1]	Advances for operational purpose and borrowing
Due to related parties, Amount	[1]	$ 2,243,305	13,359
Xiangyin Guo [Member]
Schedule of Related Parties [Line Items]
Due to related parties, Relationship		Manager of Zhisheng
Due to related parties, Nature		Advances for operational purpose
Due to related parties, Amount		$ 607,580	$ 5,339,035

[1]	In April 2024, Shanghai Feipeng borrowed, by pledging one of its newly acquired vehicles, a total amount of RMB 1,000,000 (approximately $137,000) from Mr. Lihui Wang. This borrowing is due in five years with an annual interest rate of 8.49%. As of December 31, 2024, the balance of this borrowing was $121,903.